UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4840

The Tocqueville Trust
(Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Name and address of agent for service)

212-698-0800
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2011

Item 1. Schedule of Investments.

The Tocqueville Fund
Schedule of Investments as of January 31, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Automobiles & Components - 1.2%
Toyota Motor Corp. - ADR	75,000	$6,163,500
Banks - 3.2%
Banco Santander SA - ADR	500,000	6,120,000
East West Bancorp, Inc.	250,000	5,427,500
Mitsubishi UFJ Financial Group, Inc. - ADR	1,000,000	5,200,000
		16,747,500
Capital Goods - 12.0%
3M Co.	50,000	4,396,000
The Boeing Co.	75,000	5,211,000
General Electric Co.	1,000,000	20,140,000
Illinois Tool Works, Inc.	150,000	8,023,500
ITT Corp.	100,000	5,892,000
Masco Corp.	500,000	6,660,000
Northrop Grumman Corp.	100,000	6,930,000
Tyco International Ltd. (a)	125,000	5,603,750
		62,856,250
Commercial & Professional Services - 1.9%
Steelcase, Inc.	1,000,000	10,220,000
Consumer Services - 0.9%
Yum! Brands, Inc.	100,000	4,676,000
Diversified Financials - 1.8%
The Bank of New York Mellon Corp.	300,000	9,369,000
Energy - 9.6%
Anadarko Petroleum Corp.	50,000	3,854,000
Chesapeake Energy Corp.	250,000	7,382,500
Exxon Mobil Corp.	200,000	16,136,000
Murphy Oil Corp.	150,000	9,945,000
Schlumberger Ltd. (a)	150,000	13,348,500
		50,666,000
Food & Staples Retailing - 0.8%
Safeway, Inc.	215,000	4,448,350
Food, Beverage & Tobacco - 6.3%
Campbell Soup Co.	250,000	8,535,000
The Coca-Cola Co.	150,000	9,427,500
Kraft Foods, Inc.	300,000	9,171,000
Unilever NV - ADR	100,000	2,963,000
Zhongpin, Inc. (a)(b)	150,000	2,835,000
		32,931,500
Health Care Equipment & Services - 1.0%
St. Jude Medical, Inc. (b)	125,000	5,062,500
Household & Personal Products - 3.3%
Colgate-Palmolive Co.	100,000	7,677,000
Kimberly-Clark Corp.	150,000	9,709,500
		17,386,500
Insurance - 2.7%
Aflac, Inc.	75,000	4,318,500
The Allstate Corp.	150,000	4,671,000
Fidelity National Financial, Inc.	400,000	5,380,000
		14,369,500
Materials - 12.3%
BHP Billiton Ltd. - ADR	75,000	6,677,250
Cliffs Natural Resources, Inc.	125,000	10,682,500
EI du Pont de Nemours & Co.	300,000	15,204,000
Minefinders Corp. (a)(b)	90,000	872,100
Newmont Mining Corp.	300,000	16,521,000
Owens-Illinois, Inc. (b)	250,000	7,372,500

Sonoco Products Co.	200,000	7,110,000
		64,439,350
Media - 1.0%
The Washington Post Co.	12,500	5,354,375
Pharmaceuticals, Biotechnology & Life Sciences - 6.0%
Johnson & Johnson	150,000	8,965,500
Myriad Genetics, Inc. (b)	300,000	5,988,000
Pfizer, Inc.	900,000	16,398,000
		31,351,500
Real Estate - 2.3%
CB Richard Ellis Group, Inc. (b)	200,000	4,438,000
Weyerhaeuser Co.	320,000	7,417,600
		11,855,600
Retailing - 1.4%
Home Depot, Inc.	200,000	7,354,000
Semiconductors & Semiconductor Equipment - 5.2%
Applied Materials, Inc.	750,000	11,767,500
Intel Corp.	500,000	10,730,000
LSI Corp. (b)	750,000	4,642,500
		27,140,000
Software & Services - 11.6%
Adobe Systems, Inc. (b)	150,000	4,957,500
Automatic Data Processing, Inc.	150,000	7,185,000
Bio-key International, Inc. (b)(c)(d)(e)	47,090	-
Google, Inc. (b)	16,000	9,605,760
Mastercard, Inc.	40,000	9,460,400
Microsoft Corp.	600,000	16,635,000
Symantec Corp. (b)	450,000	7,924,500
Total Systems Services, Inc.	300,000	5,223,000
		60,991,160
Technology Hardware & Equipment - 7.1%
Canon, Inc. - ADR	60,000	2,949,600
Cisco Systems, Inc. (b)	500,000	10,575,000
Corning, Inc.	450,000	9,994,500
Hitachi Ltd. - ADR	175,000	9,700,250
Nokia OYJ - ADR	400,000	4,280,000
		37,499,350
Telecommunication Services - 3.0%
Alaska Communications Systems Group, Inc.	500,000	4,600,000
Verizon Communications, Inc.	150,000	5,343,000
Vodafone Group PLC - ADR	200,000	5,672,000
		15,615,000
Transportation - 2.0%
United Parcel Service, Inc.	150,000	10,743,000
Utilities - 3.1%
NextEra Energy, Inc.	300,000	16,038,000
TOTAL COMMON STOCKS (Cost $465,395,208)		523,277,935

WARRANTS - 0.0%
Communication Equipment - 0.0%
EMCORE Corp.
Expires: 02/19/13, Exercise Price: $15.06 (b)(d)	39,375	558
Capital Goods - 0.0%
Raytheon Co.
Expires: 06/16/11, Exercise Price: $37.50 (b)	1,581	20,158
TOTAL WARRANTS (Cost $0)		20,716
	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreement - 0.9%
Repurchase Agreement with U.S. Bank, N.A., 0.01%
dated 01/31/2011, due 02/01/2011, collateralized by:
Freddie Mac Giant Conventional 15 Year Fixed (Pool #E99143)

valued at $4,566,714.
Repurchase proceeds of $4,477,001.	$ 4,477,000	4,477,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,477,000)		4,477,000

Total Investments (Cost $469,872,208) - 100.6%		527,775,651
Liabilities in Excess of Other Assets - 0.6%		(2,916,650)
TOTAL NET ASSETS - 100.0%		$524,859,001

The accompanying footnotes are an integral part of these Schedules of Investments

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Foreign issued security.  Foreign concentration (including ADRs) was as follows:  Australia 1.3%; Britian 1.1%; Canada 0.2%; China 0.5%; Finland 0.8%; Japan 4.6%; Netherlands 0.6%; Netherlands Antilles 2.5%; Spain 1.2%; Switzerland 1.1%

(b) Non-income producing security.
(c) Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities at January 31, 2011 was $0 which represented 0.0% of net assets.
(d) Fair valued security. The aggregate value of fair valued securities as of January 31, 2011 was $559 which represented 0.0% of net assets.
(e) Security is considered illiquid and may be difficult to sell.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Tocqueville Opportunity Fund
Schedule of Investments as of January 31, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - 94.3%
Automobiles & Components - 1.4%
BorgWarner, Inc. (a)	5,500	$370,700
Gentex Corp.	4,500	144,315
		515,015
Banks - 1.5%
Huntington Bancshares, Inc.	20,000	144,800
Pinnacle Financial Partners, Inc. (a)	5,000	68,800
Umpqua Holdings Corp.	30,000	329,100
		542,700
Capital Goods - 2.2%
Alliant Techsystems, Inc.	2,000	151,520
Ceradyne, Inc. (a)	5,000	177,150
Citrix Systems, Inc. (a)	1,500	94,770
Esterline Technologies Corp. (a)	2,500	177,950
Harbin Electric, Inc. (a)	10,500	200,550
		801,940
Commercial & Professional Services - 1.2%
Clean Harbors, Inc. (a)	3,500	315,140
EnergySolutions, Inc.	20,000	118,400
		433,540
Consumer Durables & Apparel - 4.0%
Deckers Outdoor Corp. (a)	3,500	256,865
Harman International Industries, Inc.	3,000	129,960
Lululemon Athletica, Inc. (a)	5,500	377,740
Polo Ralph Lauren Corp.	1,000	107,180
Tempur-Pedic International, Inc. (a)	7,000	305,480
Tupperware Brands Corp.	6,000	274,500
		1,451,725
Consumer Services - 5.6%
China Lodging Group Ltd. - ADR (a)	10,700	214,321
Chipotle Mexican Grill, Inc. (a)	1,600	350,272
Choice Hotels International, Inc.	3,500	132,755
Ctrip.com International Ltd. - ADR (a)	6,000	246,960
Gaylord Entertainment Co. (a)	3,500	116,690
Hyatt Hotels Corp. (a)	5,000	242,950
MGM Resorts International (a)	8,500	126,055
Panera Bread Co. (a)	1,000	95,560
Royal Caribbean Cruises Ltd. (a)(b)	2,500	112,250
Sotheby's	4,000	161,200
Texas Roadhouse, Inc. (a)	9,600	159,552
Wyndham Worldwide Corp.	3,500	98,455
		2,057,020
Diversified Financials - 4.1%
Blackstone Group LP	16,500	259,545
Green Dot Corp. (a)	1,000	62,910
KKR & Co. LP	14,000	209,860
Lazard Ltd. (b)	8,000	333,760
MSCI, Inc. (a)	8,000	273,840
Netspend Holdings, Inc. (a)	12,500	178,750
Portfolio Recovery Associates, Inc. (a)	2,500	180,350
		1,499,015

Energy - 10.2%
Bill Barrett Corp. (a)	3,500	143,430
Brigham Exploration Co. (a)	16,500	488,565
Cameron International Corp. (a)	2,500	133,250
CARBO Ceramics, Inc.	3,000	345,480
Core Laboratories NV (b)	3,000	273,780
Dril-Quip, Inc. (a)	6,500	501,280
Noble Corp.(b)	4,000	153,000
Northern Oil and Gas, Inc. (a)	14,000	385,980
Oceaneering International, Inc. (a)	8,000	617,840
Plains Exploration & Production Co. (a)	2,000	70,800
Pride International, Inc. (a)	6,500	211,250
SM Energy Co.	3,000	186,480
Tetra Technologies, Inc. (a)	18,000	204,300
		3,715,435
Food & Staples Retailing - 1.0%
The Fresh Market, Inc. (a)	10,000	367,700
Food, Beverage & Tobacco - 2.1%
Boston Beer Co., Inc. (a)	3,000	270,030
Green Mountains Coffee Roasters, Inc. (a)	5,500	184,690
The Hain Celestial Group, Inc. (a)	12,000	319,560
		774,280
Health Care Equipment & Services - 6.2%
Allscripts Healthcare Solutions, Inc. (a)	45,000	949,950
Bio-Reference Labs, Inc. (a)	6,500	150,085
Greatbatch, Inc. (a)	4,000	94,200
HMS Holdings Corp. (a)	2,000	128,680
Magellan Health Services, Inc. (a)	4,000	193,640
Patterson Companies., Inc.	3,500	115,710
Sirona Dental Systems, Inc. (a)	7,000	306,670
Thoratec Corp. (a)	10,000	235,900
Wright Medical Group, Inc. (a)	5,000	74,300
		2,249,135
Household & Personal Products - 1.4%
Church & Dwight Co., Inc.	2,500	172,025
Herbalife Ltd. (b)	5,500	359,315
		531,340
Materials - 4.4%
Albemarle Corp.	2,000	112,320
Allied Nevada Gold Corp. (a)	6,000	158,640
Brush Engineered Materials, Inc. (a)	20,000	699,600
Fronteer Gold, Inc. (a)(b)	7,000	69,020
Minerals Technologies, Inc. (c)	9,000	567,180
		1,606,760
Media - 0.4%
DreamWorks Animation SKG, Inc. (a)	5,000	140,350
Pharmaceuticals, Biotechnology & Life Sciences - 7.3%
Alexion Pharmaceuticals, Inc. (a)	5,000	419,100
Alkermes, Inc. (a)	15,000	193,650
Auxilium Pharmaceuticals, Inc. (a)	10,000	226,900
BioMarin Pharmaceutical, Inc. (a)	5,500	139,810
Incyte Corp. Ltd. (a)	18,500	272,690
Inspire Pharmaceuticals, Inc. (a)	20,000	79,000
Myriad Genetics, Inc. (a)	15,000	299,400
Pharmaceutical Product Development, Inc.	20,000	582,800
United Therapeutics Corp. (a)	5,000	339,900
Vertex Pharmaceuticals, Inc. (a)(b)	2,500	97,225
		2,650,475

Retailing - 8.1%
Advance Auto Parts, Inc.	2,000	127,880
CarMax, Inc. (a)	9,500	310,175
Dick's Sporting Goods, Inc. (a)	6,000	216,540
LKQ Corp. (a)	8,000	193,280
PetSmart, Inc.	8,000	321,920
priceline.com, Inc. (a)	1,400	599,928
Sally Beauty Holdings, Inc. (a)	8,000	105,280
Tractor Supply Co.	14,500	743,995
Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,500	240,760
Urban Outfitters, Inc. (a)	2,700	91,314
		2,951,072
Semiconductors & Semiconductor Equipment - 5.3%
Broadcom Corp.	2,500	112,725
Cavium Networks, Inc. (a)	7,500	296,550
Cirrus Logic, Inc. (a)	7,500	157,725
Marvell Technology Group Ltd. (a)(b)	6,500	123,565
Netlogic Microsystems, Inc. (a)	8,000	278,880
Silicon Image, Inc. (a)	40,000	274,400
Skyworks Solutions, Inc. (a)	9,000	285,930
Ultratech, Inc. (a)(c)	12,000	270,420
Veeco Instruments, Inc. (a)	3,000	129,780
		1,929,975
Software & Services - 17.6%
Akamai Technologies, Inc. (a)	1,500	72,480
Baidu, Inc. - ADR (a)	3,800	412,794
Concur Technologies, Inc. (a)	3,000	153,090
Equinix, Inc. (a)	2,000	176,840
Fair Isaac Corp.	6,000	152,280
GSI Commerce, Inc. (a)	12,500	288,000
MercadoLibre, Inc. (a)	3,500	237,230
MICROS Systems, Inc. (a)	3,700	169,238
NetFlix, Inc. (a)	1,300	278,304
Parametric Technology Corp. (a)	20,000	444,600
RealD, Inc. (a)	20,500	485,235
Rosetta Stone, Inc. (a)	4,000	75,240
Rovi Corp. (a)	4,500	277,920
Salesforce.com, Inc. (a)	2,700	348,678
Sonic Solutions, Inc. (a)	13,500	196,898
SuccessFactors, Inc. (a)	5,500	160,160
TeleCommunication Systems, Inc. (a)(c)	30,000	122,700
TeleTech Holdings, Inc. (a)	20,000	428,200
TIBCO Software, Inc. (a)	45,000	989,100
Total Systems Services, Inc.	4,000	69,640
ValueClick, Inc. (a)	9,000	126,090
VanceInfo Technologies, Inc. - ADR (a)	4,500	157,050
VeriFone Systems, Inc. (a)	4,500	179,730
VMware, Inc. (a)	3,600	307,872
Vocus, Inc. (a)	4,500	116,685
		6,426,054
Technology Hardware & Equipment - 7.5%
Acme Packet, Inc. (a)	4,500	242,010
Apple, Inc. (a)	2,400	814,368
Dolby Laboratories, Inc. (a)	3,500	208,950
F5 Networks, Inc. (a)	700	75,866
FLIR Systems, Inc.	6,500	201,760
Informatica Corp. (a)	6,000	278,400
LogMein, Inc. (a)	3,000	115,590

Motorola Mobility Holdings, Inc. (a)	4,500	125,415
Netgear, Inc. (a)	5,600	194,068
RightNow Technologies, Inc. (a)	4,500	116,685
Riverbed Technology, Inc. (a)	10,000	358,700
		2,731,812
Transportation - 2.8%
Arkansas Best Corp.	13,000	332,150
JetBlue Airways Corp. (a)	14,500	87,000
Kansas City Southern (a)	7,500	374,850
TRW Automotive Holdings Corp. (a)	4,000	238,640
		1,032,640
TOTAL COMMON STOCKS (Cost $27,747,932)		34,407,983

EXCHANGE TRADED FUNDS - 5.6%
Diversified Financials - 5.6%
Ishares Russell 2000 Growth Index Fund	18,800	1,632,780
Ishares Russell 2000 Index Fund	5,000	389,750
TOTAL EXCHANGE TRADED FUNDS (Cost $1,926,897)		2,022,530

Total Investments (Cost $29,674,829) - 99.9%		36,430,513
Other Assets in Excess of Liabilities - 0.1%		44,626
TOTAL NET ASSETS - 100.0%		$36,475,139

The accompanying footnotes are an integral part of these Schedules of Investments

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Non-income producing security.
(b) Foreign issued security. Foreign concentration was as follows: Bermuda 1.3%; Canada 0.2%; Cayman Islands 3.8%; Liberia 0.3%; Netherlands 0.8%; Switzerland 0.4%
(c) Affiliated company. See Footnote 3.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Tocqueville International Value Fund
Schedule of Investments as of January 31, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - 93.5%
Australia - 2.1%
BHP Billiton Ltd. - ADR	20,000	$1,780,600
Spotless Group Ltd.	775,000	1,730,014
		3,510,614
Belgium - 8.0%
Bekaert SA	30,000	3,005,832
Groupe Bruxelles Lambert SA	30,063	2,705,909
Mobistar SA	37,500	2,341,504
Solvay SA	24,000	2,510,474
Umicore SA	56,000	2,871,382
		13,435,101
Brazil - 3.0%
Petroleo Brasileiro SA - ADR	70,000	2,571,100
Vale SA - ADR	70,000	2,438,100
		5,009,200
France - 13.9%
Bollore	12,000	2,661,628
Cie de St-Gobain	56,928	3,298,547
Haulotte Group SA (a)	158,065	2,473,621
Nexans SA	31,055	2,491,611
Sanofi-Aventis SA	50,000	3,414,319
Total SA - ADR	80,000	4,701,600
Vivendi SA	150,000	4,299,474
		23,340,800
Germany - 6.3%
Kloeckner & Co. SE (a)	120,000	3,838,824
Siemens AG - ADR	25,000	3,210,250
Wacker Neuson SE (a)	210,000	3,533,640
		10,582,714
Greece - 0.9%
Titan Cement Co. SA	75,000	1,585,476
Hong Kong - 5.1%
Clear Media Ltd. (a)	3,800,000	2,471,061
Power Assets Holdings Ltd.	375,000	2,376,021
PYI Corp. Ltd. (a)	25,370,000	1,350,394
Television Broadcasts Ltd.	452,750	2,433,125
		8,630,601
Ireland - 2.5%
DCC PLC	138,105	4,150,449
Italy - 3.8%
Interpump Group SpA (a)	488,732	3,847,599
Sogefi SpA (a)	834,400	2,596,147
		6,443,746
Japan - 20.2%
Amada Co. Ltd.	234,000	2,038,377
Bridgestone Corp.	160,000	3,072,125
Canon, Inc. - ADR	70,000	3,441,200
Hitachi Ltd.	900,000	4,912,281
Kyoto Kimono Yuzen Co. Ltd.	343,500	3,845,961
Makita Corp.	75,000	3,248,355
MISUMI Group, Inc.	92,500	2,377,863

Omron Corp.	137,000	3,523,477
SMC Corp.	24,000	4,061,404
Takata Corp.	110,000	3,371,832
		33,892,875
Mexico - 1.9%
Fomento Economico Mexicano S.A.B. de C.V. - ADR	60,000	3,184,200
Netherlands - 3.8%
Nutreco NV	31,256	2,224,868
Unilever NV - ADR	140,000	4,148,200
		6,373,068
South Africa - 0.9%
Gold Fields Ltd. - ADR	100,000	1,587,000
Spain - 5.1%
Banco Santander SA - ADR	267,435	3,273,404
Indra Sistemas SA	94,200	1,773,392
Sol Melia SA	325,000	3,428,524
		8,475,320
Switzerland - 2.2%
Nestle SA	68,000	3,677,331
United Kingdom - 9.4%
3i Group PLC	470,000	2,333,889
Experian PLC	270,000	3,351,861
Interserve PLC	800,000	3,476,004
Invensys PLC	600,000	3,231,242
Vodafone Group PLC - ADR	120,000	3,403,200
		15,796,196
United States - 4.4%
Newmont Mining Corp.	70,000	3,854,900
Schlumberger Ltd.	40,000	3,559,600
		7,414,500
TOTAL COMMON STOCKS (Cost $121,666,057)		157,089,191

SHORT-TERM INVESTMENTS - 6.4%
Money Market Fund - 1.4%
AIM STIT-Treasury Portfolio, 0.04% (b)	2,292,850	2,292,850
	Principal
	Amount
Repurchase Agreement - 5.0%
Repurchase Agreement with U.S. Bank, N.A., 0.01%
dated 01/31/2011, due 02/01/2011, collateralized by:
Freddie Mac Giant Conventional 15 Year Fixed (Pool #EO1424)
valued at $8,517,206.
Repurchase proceeds of $8,350,002.	$ 8,350,000	8,350,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,642,850)		10,642,850

Total Investments (Cost $132,308,907) - 99.9%		167,732,041
Other Assets in Excess of Liabilities - 0.1%		173,015
TOTAL NET ASSETS - 100.0%		$167,905,056

The accompanying notes are an integral part of these Schedules of Investments

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Non-income producing security.
(b) Variable rate security. The rate shown is as of January 31, 2011.

The Tocqueville Gold Fund
Schedule of Investments as of January 31, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - 77.8%
Gold & Gold Related - 69.7%
Australia - 2.9%
Centamin Egypt Ltd. (a)	2,638,900	$5,765,778
Centamin Egypt Ltd. (a)	7,191,100	16,158,161
Eldorado Gold Corp.	1,544,785	25,247,119
Ivanhoe Australia Ltd. (a)	6,464,000	21,128,814
		68,299,872
Canada - 49.1%
Agnico Eagle Mines Ltd.	502,000	34,356,880
Agnico Eagle Mines Ltd.	210,837	14,431,286
Alamos Gold, Inc.	2,615,100	39,539,236
Allied Gold Ltd. (a)	23,860,000	14,058,421
Atac Resources Ltd. (a)(b)	7,800,000	49,852,699
Banro Corp. (a)	5,181,100	16,091,497
Barrick Gold Corp.	716,200	34,026,662
Corvus Gold, Inc. (a)(b)	2,079,901	1,620,136
Detour Gold Corp. (a)	280,000	7,306,536
East Asia Minerals Corp. (a)	3,823,400	24,513,135
Eldorado Gold Corp.	100,000	1,612,000
Eldorado Gold Corp.	2,026,800	32,567,246
European Goldfields Ltd. (a)	4,035,500	60,450,891
Franco-Nevada Corp.	1,535,900	42,686,470
Goldcorp, Inc.	718,050	28,872,790
Goldcorp, Inc.	2,138,010	85,810,777
Golden Star Resources Ltd. (a)	5,812,122	21,446,730
IAMGOLD Corp. (a)	3,416,796	64,968,089
International Tower Hill Mines Ltd. (a)(b)	1,666,667	15,329,308
International Tower Hill Mines Ltd. (a)(b)	2,493,136	22,961,783
International Tower Hill Mines Ltd. (a)(b)(c)(d)	4,000,000	36,171,968
Ivanhoe Mines Ltd. (a)	5,137,050	142,668,758
Minefinders Corp. - ADR (a)	1,041,000	10,063,295
Nevsun Resources Ltd. (a)	1,441,400	8,607,951
Novagold Resources, Inc. (a)	500,000	6,661,008
Orezone Gold Corp. (a)	2,145,462	7,177,608
Osisko Mining Corp. (a)	7,934,500	105,465,816
Primero Mining Corp. (a)	4,621,000	18,828,262
Richfield Ventures Corp. (a)(b)(c)(d)	2,800,000	13,783,712
Romarco Minerals, Inc. (a)	15,387,800	31,195,121
Scorpio Mining Corp. (a)(b)	16,699,542	15,176,093
SEMAFO, Inc. (a)	4,900,000	49,912,618
Strategic Metals Ltd. (a)(b)(c)(d)	10,350,000	32,515,135
Torex Gold Resources, Inc. (a)	5,000,000	7,240,226
Yamana Gold, Inc.	4,117,500	46,527,750
		1,144,497,893
Peru - 1.5%
Cia de Minas Buenaventura SA - ADR	853,600	34,997,600
South Africa - 1.9%
AngloGold Ashanti Ltd. - ADR	300,000	12,912,000
Gold Fields Ltd.	166,249	2,609,206
Gold Fields Ltd. - ADR	1,511,500	23,987,505
Harmony Gold Mining Co. Ltd.	1	11

Harmony Gold Mining Co., Ltd. - ADR	200,000	2,182,000
Witwatersrand Consolidated Gold Resources Ltd. (a)	335,000	2,558,016
		44,248,738
United Kingdom - 3.2%
Copper Development Corp. (a)	12,512,000	5,561,735
Randgold Resources Ltd. - ADR (a)	883,200	67,555,968
		73,117,703
United States - 11.1%
Allied Nevada Gold Corp. (a)	1,129,848	29,873,181
Electrum Ltd. (a)(c)(d)(e)	2,127,287	11,912,807
Freeport-McMoRan Copper & Gold, Inc.	150,000	16,312,500
Gold Bullion International LLC (a)(c)(d)(e)	5,000,000	5,000,000
Gold Resource Corp. (b)	3,800,797	86,468,132
I-Pulse, Inc. (a)(c)(d)(e)	37,266	78,259
Newmont Mining Corp.	1,364,800	75,159,536
Royal Gold, Inc.	741,765	34,417,896
		259,222,311
Total Gold & Gold Related		1,624,384,117
Oil, Gas & Consumable Fuels - 0.1%
Canada - 0.1%
Geomark Exploration Ltd. (a)	1,337,800	1,603,196
Total Oil, Gas & Consumable Fuels		1,603,196
Precious Metals & Related - 8.0%
Australia - 0.0%
Panoramic Resources Ltd.	153,660	358,324
Canada - 7.3%
Cameco Corp.	200,000	8,294,000
Pan American Silver Corp.	1,299,466	42,635,480
Pan American Silver Corp.	61,536	2,015,045
Silver Wheaton Corp. (a)	2,714,875	83,749,427
Tahoe Resources, Inc. (a)	2,406,600	32,541,433
		169,235,385
South Africa - 0.5%
Ivanhoe Nickel & Platinum Ltd. (a)(c)(d)(e)	997,833	11,973,996
United States - 0.2%
GoviEx Uranium, Inc. (a)(c)(d)(e)	1,750,000	5,250,000
Total Precious Metals & Related		186,817,705
TOTAL COMMON STOCKS (Cost $902,956,014)		1,812,805,018

CLOSED-END MUTUAL FUND - 0.7%
Gold & Gold Related - 0.7%
Canada - 0.7%
Sprott Physical Gold Trust (a)	1,400,000	16,443,000
Total Gold & Gold Related		16,443,000
Total Closed-Ended Funds (Cost $14,500,000)		16,443,000

GOLD BULLION - 5.6%
Gold Bullion (a)	98,032	130,656,658
TOTAL GOLD BULLION (Cost $44,609,242)		130,656,658

WARRANTS - 0.5%
Financial - 0.0%
Cayman Islands - 0.0%
Endeavour Financial Corp.
Expires: 01/30/14, Exercise Price: CAD $2.50 (a)	1,000,000	948,719
Total Financial		948,719
Gold & Gold Related - 0.4%
Canada - 0.4%

Kinross Gold Corp.
Expires: 09/03/13, Exercise Price: CAD $32.00 (a)	108,032	183,407
Minefinders Corp.
Expires: 12/31/11, Exercise Price: CAD $5.00 (a)	125,000	587,956
Primero Mining Corp.
Expires: 07/20/15, Exercise Price: CAD $8.00 (a)	1,848,400	2,399,681
Richfield Ventures
Expires: 03/17/12, Exercise Price: CAD $2.50 (a)(b)(d)	1,400,000	4,593,950
Torex Gold Resources, Inc.
Expires: 11/12/11, Exercise Price: CAD $1.30 (a)	1,250,000	436,910
Yukon-Nevada Gold Corp.
Expires: 05/30/12, Exercise Price: CAD $3.00 (a)(d)	4,175,000	328,930
		8,530,834
United States - 0.0%
I-Pulse, Inc.
Expires: 03/15/11, Exercise Price: $2.80 (a)(d)	37,266	-
U.S. Gold Corp.
Expires: 02/22/11, Exercise Price: $10.00 (a)	111,500	5,567
		5,567
Total Gold & Gold Related		8,536,401
Precious Metals & Related - 0.1%
Canada - 0.1%
Pan American Silver Corp.
Expires: 01/04/15, Exercise Price: CAD $35.00 (a)(d)	133,333	1,449,753
South Africa - 0.0%
Ivanhoe Nickel & Platinum Ltd.
IPO Warrants, Expires: 12/31/11, (a)(d)	97,500	-
Total Precious Metals & Related		1,449,753
TOTAL WARRANTS (Cost $1,314,861)		10,934,873

PURCHASED OPTIONS - 0.0%
Gold & Gold Related - 0.0%
United States - 0.0%
Los Gatos Ltd.
Expires: 10/02/19, Exercise Price: $0.36 (a)(d)	2,369,755	-
Total Gold & Gold Related		-
TOTAL PURCHASED OPTIONS (Cost $0)		-
	Principal
SHORT-TERM INVESTMENTS - 15.3%	Amount
U.S. Treasury Bills - 13.9%
0.091%, 02/03/2011 (f)	$ 100,000,000	99,999,476
0.115%, 02/24/2011 (f)	50,000,000	49,996,325
0.135%, 03/03/2011 (f)	100,000,000	99,988,707
0.142%, 03/17/2011 (f)	75,000,000	74,986,944
		324,971,452
Repurchase Agreement - 1.4%
Repurchase Agreement with U.S. Bank, N.A., 0.01%
dated 01/31/11, due 02/01/11, collateralized by:
Freddie Mac Giant 15 Year Fixed (Pool #G11440)
valued at $14,201,276.
Repurchase proceeds of $13,923,711.
Freddie Mac Giant 15 Year Fixed (Pool #G11649)
valued at $116,583.
Repurchase proceeds of $114,166.
Freddie Mac Giant Conventional 15 Year Fixed (Pool #EO1424)
valued at $18,213,107.
Repurchase proceeds of $17,857,132.
(Cost $31,895,000)	31,895,000	31,895,000
TOTAL SHORT-TERM INVESTMENTS (Cost $356,866,452)		356,866,452

Total Investments (Cost $1,320,246,569) - 99.9%	2,327,706,001
Other Assets in Excess of Liabilities - 0.1%	3,200,010
TOTAL NET ASSETS - 100.0%	$2,330,906,011

The accompanying footnotes are an integral part of these Schedules of Investments.

Percentages are stated as a percent of net assets.
ADR - American Depository Reciept
(a) Non-income producing security.
(b) Affiliated company. See Footnote 3.
(c) Denotes a security is either fully or partially restricted to resale.
The aggregate value of restricted securites at January 31, 2011 was $116,685,877, which represented 5.0% of net assets.
(d) Fair valued security. The aggregate value of fair valued securities as of January 31, 2011 was $123,058,510, which represented 5.3% of net assets.
(e) Security is considered illiquid an may be difficult to sell.
(f) Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The Delafield Fund
Schedule of Investments as of January 31, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - 77.5%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	450,000	$25,204,500
Building Products - 2.7%
Griffon Corp. (a)	1,250,000	14,550,000
NCI Building Systems, Inc. (a)	500,000	6,635,000
Trex Co., Inc. (a)	475,000	11,058,000
		32,243,000
Chemicals - 16.7%
A Schulman, Inc.	550,000	11,742,500
Ashland, Inc.	325,000	18,869,500
Cytec Industries, Inc.	400,000	21,816,000
Eastman Chemical Co.	255,000	23,679,300
Ferro Corp. (a)	1,600,000	24,672,000
FMC Corp.	300,000	22,818,000
Lubrizol Corp.	150,000	16,119,000
Minerals Technologies, Inc. (c)	425,000	26,783,500
PolyOne Corp. (a)	875,000	11,506,250
Solutia, Inc. (a)	675,000	15,808,500
Spartech Corp. (a)	800,000	6,680,000
		200,494,550
Commercial Services & Supplies - 0.7%
RR Donnelley & Sons Co.	500,000	8,860,000
Communications Equipment - 0.9%
Harris Corp.	240,000	11,169,600
Construction & Engineering - 1.0%
Insituform Technologies, Inc. (a)	450,000	12,379,500
Containers & Packaging - 5.0%
Owens-Illinois, Inc. (a)	1,025,000	30,227,250
Sealed Air Corp.	450,000	12,010,500
Sonoco Products Co.	500,000	17,775,000
		60,012,750
Electrical Equipment - 6.1%
Acuity Brands, Inc.	475,000	26,220,000
AMETEK, Inc.	285,000	11,622,300
Belden, Inc.	335,000	11,644,600
Brady Corp.	400,000	13,100,000
Hubbell, Inc.	180,000	11,023,200
		73,610,100
Electronic Equipment, Instruments & Components - 8.2%
Checkpoint Systems, Inc. (a)(c)	1,375,000	28,421,250
Corning, Inc.	775,000	17,212,750
Flextronics International Ltd. (a)(b)	5,500,000	43,945,000
Plexus Corp. (a)	345,362	9,338,588
		98,917,588
Energy Equipment & Services - 0.4%
Weatherford International Ltd. (a)(b)	200,000	4,744,000
Health Care Equipment & Supplies - 0.3%
Teleflex, Inc. (a)	60,000	3,439,200
Household Durables - 3.8%
Ethan Allen Interiors, Inc.	500,000	11,200,000
Stanley Black & Decker, Inc.	475,000	34,523,000
		45,723,000

Industrial Conglomerates - 3.4%
Carlisle Companies, Inc.	300,000	11,313,000
Tyco International Ltd. (b)	650,000	29,139,500
		40,452,500
Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific, Inc. (a)	350,000	20,044,500
Machinery - 12.9%
Albany International Corp. (c)	1,020,183	23,005,127
Barnes Group, Inc.	650,000	12,883,000
Crane Co.	250,000	11,102,500
Dover Corp.	425,000	27,242,500
Federal Signal Corp.	1,900,000	13,224,000
Harsco Corp.	175,000	5,647,250
IDEX Corp.	235,000	9,320,100
Ingersoll-Rand PLC (b)	575,000	27,140,000
Kennametal, Inc.	550,000	22,330,000
Lydall, Inc. (a)	400,000	3,200,000
		155,094,477
Metals & Mining - 0.2%
Commercial Metals Co.	150,000	2,508,000
Oil, Gas & Consumable Fuels - 2.3%
El Paso Corp.	825,000	13,101,000
Southern Union Co.	525,000	14,028,000
		27,129,000
Semiconductors & Semiconductor Equipment - 3.8%
Fairchild Semiconductor International, Inc. (a)	700,000	12,460,000
International Rectifier Corp. (a)	275,000	8,808,250
LTX-Credence Corp. (a)	1,400,000	12,411,000
Teradyne, Inc. (a)	750,000	12,510,000
		46,189,250
Specialty Retail - 3.5%
Collective Brands, Inc. (a)	1,525,000	31,049,000
Foot Locker, Inc.	250,000	4,465,000
GameStop Corp. (a)	300,000	6,321,000
		41,835,000
Trading Companies & Distributors - 1.8%
Rush Enterprises, Inc. (a)	610,000	11,632,700
WESCO International, Inc. (a)	175,000	9,808,750
		21,441,450
TOTAL COMMON STOCKS (Cost $700,108,304)		931,491,965
	Principal
	Amount
CORPORATE BONDS - 0.9%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.
4.950%, 06/01/2014	$ 500,000	537,302
Honeywell International, Inc.
3.875%, 02/15/2014	1,000,000	1,074,019
		1,611,321
Chemicals - 0.3%
The Dow Chemical Co.
7.600%, 05/15/2014	2,500,000	2,906,928
5.900%, 02/15/2015	1,000,000	1,110,387
		4,017,315
Diversified Financial Services - 0.1%
JPMorgan Chase & Co.
4.650%, 06/01/2014	1,000,000	1,078,246

Electric Utilities - 0.1%
Duke Energy Corp.
3.950%, 09/15/2014	1,000,000	1,057,997
Health Care Equipment & Supplies - 0.1%
St. Jude Medical, Inc.
3.750%, 07/15/2014	1,000,000	1,061,250
Oil, Gas & Consumable Fuels - 0.1%
El Paso Corp.
7.875%, 06/15/2012	517,000	547,561
Software - 0.1%
Oracle Corp.
3.750%, 07/08/2014	1,000,000	1,066,544
TOTAL CORPORATE BONDS (Cost $9,495,207)		10,440,234

FOREIGN CORPORATE BONDS - 0.3%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom International Finance BV (b)
4.875%, 07/08/2014	3,000,000	3,250,281
TOTAL FOREIGN CORPORATE BONDS (Cost $2,988,207)		3,250,281
	Shares
REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.9%
Real Estate - 0.9%
Kimco Realty Corp.	600,000	10,854,000
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,536,617)		10,854,000
	Principal
	Amount
U.S. TREASURY OBLIGATIONS - 0.8%
United States Treasury Notes - 0.8%
1.000%, 07/31/2011	$ 10,000,000	10,041,410
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,985,333)		10,041,410
	Shares
WARRANTS - 0.0%
Air Freight & Logistics - 0.0%
Clark Holdings, Inc.
Expires: 02/15/11, Exercise Price: $6.00 (a)	410,000	164
TOTAL WARRANTS (Cost $465,970)		164

SHORT-TERM INVESTMENTS - 19.4%
Money Market Fund - 19.4%
AIM STIT-Treasury Portfolio, 0.04% (d)	233,403,743	233,403,743
TOTAL SHORT-TERM INVESTMENTS (Cost $233,403,743)		233,403,743

Total Investments (Cost $961,983,382) - 99.8%		1,199,481,797
Other Assets in Excess of Liabilities - 0.2%		2,736,991
TOTAL NET ASSETS - 100.0%		$1,202,218,788

The accompanying footnotes are an integral part of these Schedules of Investments

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Foreign issued security. Foreign concentration was as follows: Ireland 2.3%; Netherlands 0.3%; Singapore 3.7%; Switzerland 2.9%
(c) Affiliated company. See Footnote 3.
(d) Variable rate security. The rate listed is as of January 31, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Tocqueville Select Fund
Schedule of Investments as of January 31, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS - 80.1%
Building Products - 1.9%
Griffon Corp. (a)	100,000	$1,164,000
Chemicals - 9.8%
Ashland, Inc.	35,600	2,066,936
Cytec Industries, Inc.	27,300	1,488,942
Minerals Technologies, Inc. (c)	38,000	2,394,760
		5,950,638
Containers & Packaging - 7.5%
Owens-Illinois, Inc. (a)	70,400	2,076,096
Sonoco Products Co.	69,300	2,463,615
		4,539,711
Diversified Consumer Services - 3.6%
Summer Infant, Inc. (a)	285,833	2,179,477
Electrical Equipment - 3.3%
Acuity Brands, Inc.	36,500	2,014,800
Electronic Equipment, Instruments & Components - 7.2%
Checkpoint Systems, Inc. (a)(c)	99,200	2,050,464
Flextronics International Ltd. (a)(b)	287,000	2,293,130
		4,343,594
Hotels, Restaurants & Leisure - 2.1%
Ruby Tuesday, Inc. (a)	94,800	1,277,904
Household Durables - 6.6%
Ethan Allen Interiors, Inc.	95,500	2,139,200
Stanley Black & Decker, Inc.	25,500	1,853,340
		3,992,540
Industrial Conglomerates - 2.0%
Carlisle Companies, Inc.	32,800	1,236,888
Internet Software & Services - 2.5%
j2 Global Communications, Inc. (a)	54,700	1,509,720
IT Services - 0.9%
Tier Technologies, Inc. (a)	90,000	521,100
Machinery - 17.7%
Albany International Corp. (c)	113,500	2,559,425
Barnes Group, Inc.	83,000	1,645,060
Ingersoll-Rand PLC (b)	41,500	1,958,800
Kennametal, Inc.	55,000	2,233,000
Trimas Corp. (a)	124,500	2,370,480
		10,766,765
Software - 3.1%
Monotype Imaging Holdings, Inc. (a)	167,000	1,876,245
Specialty Retail - 7.7%
Collective Brands, Inc. (a)	153,000	3,115,080
Foot Locker, Inc.	86,000	1,535,960
		4,651,040
Textiles, Apparel & Luxury Goods - 1.7%
Maidenform Brands, Inc. (a)	40,100	1,032,174
Trading Companies & Distributors - 2.5%
WESCO International, Inc. (a)	27,000	1,513,350
TOTAL COMMON STOCKS (Cost $34,805,516)		48,569,946

SHORT-TERM INVESTMENTS - 19.4%
Money Market Fund - 19.4%
AIM STIT-Treasury Portfolio, 0.04% (d)	11,787,202	11,787,202
TOTAL SHORT-TERM INVESTMENTS (Cost $11,787,202)		11,787,202

Total Investments (Cost $46,592,718) - 99.5%		60,357,148
Other Assets in Excess of Liabilities - 0.5%		324,401
TOTAL NET ASSETS - 100.0%		$60,681,549

The accompanying footnotes are an integral part of these Schedules of Investments

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Foreign issued security. Foreign concentration was as follows: Ireland 3.2%; Singapore 3.8%.
(c) Affiliated company. See Footnote 3.
(d) Variable rate security. The rate shown is as of January 31, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

1) Fair Valuation Pricing Inputs

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investments trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from Nasdaq will be used.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  On days when the closing price of the S&P 500 moves more than 1% from its previous close, common stocks of the International Value Fund which are traded on non-North American exchanges may be valued using matrix pricing formulas provided by and independent pricing service.  These securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund's NAV, which a Fund believes affects the value of the security since its last market quotation.  Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in generals (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value servcie provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occuring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgements that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The following is a summary of the inputs used, as of January 31, 2011, involving the Funds' assets carried at value.  The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

The Tocqueville Fund
Common Stocks*	$523,277,935	$ -	$ -	$ 523,277,935

Warrants*	-	20,716	-	20,716

Repurchase Agreement	-	4,477,000	-	4,477,000
Total Fund	$523,277,935	$ 4,497,716	$ -	$ 527,775,651

The Tocqueville Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$34,407,983	$ -	$ -	$ 34,407,983

Exchange Traded Funds*	2,022,530	-	-	2,022,530

Total Fund	$36,430,513	$ -	$ -	$ 36,430,513

The Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$157,089,191	$ -	$ -	$ 157,089,191
Money Market Fund	2,292,850	-	-	2,292,850
Repurchase Agreement	-	8,350,000	-	8,350,000
Total Fund	$159,382,041	$ 8,350,000	$ -	$ 167,732,041

The Tocqueville Gold Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Gold & Gold Related	$1,524,922,236	$ 82,470,815	$ 16,991,066	$ 1,624,384,117
Oil, Gas and Consumable Fuels	1,603,196	-	-	1,603,196
Precious Metals & Related	169,593,709	-	17,223,996	186,817,705
Total Common Stocks	1,696,119,141	82,470,815	34,215,062	1,812,805,018

Closed End Mutual Funds*	16,443,000	-	-	16,443,000

Warrants*	-	10,934,873	-	10,934,873

Purchased Call Options*	-	-	-	-

U.S. Treasury Bills	-	324,971,452	-	324,971,452

Gold Bullion	-	130,656,658	-	130,656,658

Repurchase Agreement	-	31,895,000	-	31,895,000

Total Fund	$1,712,562,141	$ 580,928,798	$ 34,215,062	$ 2,327,706,001

The Delafield Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$931,491,965	$ -	$ -	$ 931,491,965

Corporate Bonds*	-	10,440,234	-	10,440,234

Foreign Government Bonds*	-	3,250,281	-	3,250,281

Real Estate Investment Trust (REIT)	10,854,000	-	-	10,854,000

Warrants*	-	164	-	164

U.S. Treasury Notes	-	10,041,410	-	10,041,410

Money Market Funds	233,403,743	-	-	233,403,743
Total Fund	$1,175,749,708	$ 23,732,089	$ -	$ 1,199,481,797

The Tocqueville Select Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$48,569,946	$ -	$ -	$ 48,569,946

Money Market Funds	11,787,202	-	-	11,787,202
Total Fund	$60,357,148	$ -	$ -	$ 60,357,148

* For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.

	The Tocqueville Fund	The Tocqueville Small Cap Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund
Tranfers Into Level 1	$-	$ -	$ -	$ 34,125,000	$ -	$ -
Tranfers Out of Level 1	-	-	-	-	-	-
Net Transfers Into/(Out of ) Level 1	-	-	-	34,125,000	-	-
Tranfers Into Level 2	-	-	-	-	-	-
Tranfers Out of Level 2	-	-	-	(34,125,000)	-	-
Net Transfers Into/(Out of ) Level 2	-	-	-	(34,125,000)	-	-

The movement from Level 2 to Level 1 was due to the release of restrictions on the security.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:
	The Tocqueville Fund	The Tocqueville Small Cap Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund
Beginning Balance - November 1, 2010	$-	$ -	$ -	$ 30,842,633	$ -	$ -
Purchases	-	-	-	177,716	-	-
Sales	-	-	-	-	-	-
Realized gains	-	-	-	-	-	-
Realized losses	-	-	-	-	-	-
Change in unrealized appreciation	-	-	-	3,194,713	-	-
Transfers in/(out) of level 3	-	-	-	-	-	-
Ending Balance - January 31, 2011	$-	$ -	$ -	$ 34,215,062	$ -	$ -

2)	Federal Tax Information

The cost basis of investments for federal income tax purposes at January 31, 2011 for The Tocqueville Fund, The Tocqueville Opportunity Fund, The Tocqueville International Value Fund, The Tocqueville Gold Fund, The Delafield Fund, and The Tocqueville Select Fund (collectively the "Funds"), were as follows*:

		The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund
	Cost of Investments	$469,872,208	$ 29,674,829	$ 132,308,907	$ 1,320,246,569	$ 961,983,382	$ 46,592,718
	Gross unrealized appreciation	$88,510,145	$ 7,668,214	$ 37,850,461	$ 1,039,268,612	$ 255,898,704	$ 14,017,006
	Gross unrealized depreciation	(30,606,702)	(912,530)	(2,427,327)	(31,809,180)	(18,400,289)	(252,576)
	Net unrealized appreciation (depreciation)	$57,903,443	$ 6,755,684	$ 35,423,134	$ 1,007,459,432	$ 237,498,415	$ 13,764,430

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

3) Transactions with affiliates
The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2010 through January 31, 2011.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

The Tocqueville Fund
	Share Balance			Share Balance	Dividend	Realized	Value at
Issuer Name	at Nov. 1, 2010	Additions	Reductions	at January 31, 2011	Income	Gain/(Loss)	January 31, 2011
Alaska Communication Systems Group, Inc. (a)	550,000	-	(50,000)	500,000	$ 107,500	$ (44,624)	$ 4,600,000
					$ 107,500	$ (44,624)	$ 4,600,000

The Tocqueville Opportunity Fund
	Share Balance			Share Balance	Dividend	Realized	Value at
Issuer Name	at Nov. 1, 2010	Additions	Reductions	at January 31, 2011	Income	Gain/(Loss)	January 31, 2011
1-800 Flowers.com, Inc. (a)	50,000	-	(50,000)	-	$ -	$ (187,368)	$ -
Landec Corp. (a)	15,000	-	(15,000)	-	-	(48,132)	-
Minerals Technologies, Inc.	13,000	-	(4,000)	9,000	650	108,426	567,180
Silicon Image, Inc. (a)	75,000	-	(35,000)	40,000	-	133,956	274,400
TeleCommunication Systems, Inc.	30,000	-	-	30,000	-	-	122,700
Ultratech, Inc.	20,000	-	(8,000)	12,000	-	51,517	270,420
					$ 650	$ 58,399	$ 1,234,700

The Tocqueville Gold Fund
	Share Balance			Share Balance	Dividend	Realized	Value at
Issuer Name	at Nov. 1, 2010	Additions	Reductions	at January 31, 2011	Income	Gain/(Loss)	January 31, 2011
Atac Resources Ltd.	7,000,000	800,000	-	7,800,000	$ -	$ -	$ 49,852,699
Banro Corp. (a)	5,181,100	-	-	5,181,100	-	-	16,091,497
Corvus Gold, Inc.	2,079,902	-	-	2,079,902	-	-	1,620,136
Gold Resource Corp.	3,800,797	-	-	3,800,797	297,072	-	86,468,132
International Tower Hill Mines Ltd.	2,493,136	-	-	2,493,136	-	-	22,961,783
International Tower Hill Mines Ltd.	1,666,667	-	-	1,666,667	-	-	15,329,308
International Tower Hill Mines Ltd.	-	4,000,000	-	4,000,000	-	-	36,171,968
Primero Mining Corp. (a)	4,621,000	-	-	4,621,000	-	-	18,828,262
Primero Mining Corp. Warrants (a)	1,848,400	-	-	1,848,400	-	-	2,399,681
Richfield Ventures Corp.	2,800,000	-	-	2,800,000	-	-	13,783,712
Richfield Ventures Corp. Warrants	1,400,000	-	-	1,400,000	-	-	4,593,950
Romarco Minerals (a)	15,387,800	-	-	15,387,800	-	-	31,195,121
Scorpio Mining Corp.	16,699,542	-	-	16,699,542	-	-	15,176,093
Strategic Metals Ltd.	10,350,000	-	-	10,350,000	-	-	32,515,135
Torex Gold Resources, Inc. (a)	5,000,000	-	-	5,000,000	-	-	7,240,226
Torex Gold Resources, Inc., Warrants (a)	1,250,000	-	-	1,250,000	-	-	436,910
					$ 297,072	$ -	$ 354,664,613

The Delafield Fund
	Share Balance			Share Balance	Dividend	Realized	Value at
Issuer Name	at Nov. 1, 2010	Additions	Reductions	at January 31, 2011	Income	Gain/(Loss)	January 31, 2011
Albany International Corp.	1,050,000	-	(29,817)	1,020,183	$ 125,187	$ (237,818)	$ 23,005,127
Checkpoint Systems, Inc.	1,300,000	75,000	-	1,375,000	-	-	28,421,250
Minerals Technologies, Inc.	334,800	90,200	-	425,000	16,740	-	26,783,500
					$ 141,927	$ (237,818)	$ 78,209,877

The Select Fund
	Share Balance			Share Balance	Dividend	Realized	Value at
Issuer Name	at Nov. 1, 2010	Additions	Reductions	at January 31, 2011	Income	Gain/(Loss)	January 31, 2011
Albany International Corp.	108,000	5,500	-	113,500	$ 12,960	$ -	$ 2,559,425
Checkpoint Systems, Inc.	79,000	20,200	-	99,200	-	-	2,050,464
Minerals Technologies, Inc.	29,500	8,500	-	38,000	1,475	-	2,394,760
					$ 14,435	$ -	$ 7,004,649

(a) Security is no longer an affiliated company at January 31, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       The Tocqueville Trust

By (Signature and Title)          /s/ Robert W. Kleinschmidt
Robert W. Kleinschmidt, President

Date        March 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Robert W. Kleinschmidt
Robert W. Kleinschmidt, President

Date         March 23, 2011

By (Signature and Title)*       /s/ John Cassidy
John Cassidy, Treasurer

Date        March 22, 2011

* Print the name and title of each signing officer under his or her signature.